SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018
Receivables [Abstract]
Trade receivables	$ 118,138	$ 118,557
Less: allowance for doubtful accounts	(1,655)	(1,722)	$ (1,655)	$ (1,541)	$ (1,722)	$ (2,365)	$ (2,442)	$ (1,843)
Total	$ 116,483	$ 116,835